T. ROWE PRICE DIVIDEND GROWTH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.5%
COMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 1.1%
AT&T	4,611,587	134,428
		134,428
Entertainment 1.5%
Fox, Class A	1,257,706	29,720
Walt Disney	1,641,246	158,544
		188,264
Media 1.2%
Comcast, Class A	4,289,908	147,487
		147,487
Total Communication Services		470,179
CONSUMER DISCRETIONARY 7.3%
Hotels, Restaurants & Leisure 2.9%
Hilton Worldwide Holdings	1,035,148	70,638
Las Vegas Sands	603,900	25,648
Marriott International, Class A	836,839	62,604
McDonald's	655,188	108,335
MGM Resorts International	1,655,058	19,530
Yum! Brands	978,026	67,024
		353,779
Multiline Retail 1.5%
Dollar General	1,257,760	189,934
		189,934
Specialty Retail 2.5%
Home Depot	714,488	133,402
Ross Stores	1,489,330	129,527
Tractor Supply	542,336	45,855
		308,784

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B	646,198	53,467
		53,467
Total Consumer Discretionary		905,964
CONSUMER STAPLES 7.3%
Beverages 2.9%
Coca-Cola	2,417,896	106,992
Diageo (GBP)	1,895,575	60,108
PepsiCo	1,606,728	192,968
		360,068
Food & Staples Retailing 0.4%
Costco Wholesale	198,044	56,468
		56,468
Food Products 2.3%
McCormick	341,592	48,236
Mondelez International, Class A	3,225,671	161,542
Nestle (CHF)	803,436	82,246
		292,024
Household Products 0.7%
Colgate-Palmolive	382,567	25,387
Kimberly-Clark	498,270	63,714
		89,101
Tobacco 1.0%
Philip Morris International	1,645,287	120,040
		120,040
Total Consumer Staples		917,701
ENERGY 2.3%
Energy Equipment & Services 0.1%
Schlumberger	996,776	13,446
		13,446
Oil, Gas & Consumable Fuels 2.2%
EOG Resources	1,553,006	55,784
TC Energy (1)	2,208,876	97,853

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
TOTAL (EUR)	3,117,232	117,454
		271,091
Total Energy		284,537
FINANCIALS 12.9%
Banks 4.2%
JPMorgan Chase	3,596,792	323,819
U. S. Bancorp	2,316,826	79,815
Wells Fargo	4,165,414	119,547
		523,181
Capital Markets 3.4%
Charles Schwab	2,278,342	76,598
CME Group	643,278	111,229
E*TRADE Financial	931,300	31,962
Morgan Stanley	1,675,280	56,960
S&P Global	371,732	91,093
State Street	1,036,396	55,209
		423,051
Consumer Finance 0.3%
American Express	510,182	43,677
		43,677
Insurance 5.0%
Aon	758,928	125,254
Chubb	1,525,592	170,393
Marsh & McLennan	1,896,706	163,989
Progressive	1,097,564	81,044
Willis Towers Watson	488,154	82,913
		623,593
Total Financials		1,613,502
HEALTH CARE 17.5%
Biotechnology 0.7%
AbbVie	1,140,900	86,925
		86,925

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Health Care Equipment & Supplies 6.3%
Becton Dickinson & Company	1,017,696	233,836
Danaher	2,107,746	291,733
Medtronic	1,389,320	125,289
Stryker	823,086	137,036
		787,894
Health Care Providers & Services 3.3%
Cigna	441,284	78,187
CVS Health	1,365,258	81,001
UnitedHealth Group	997,234	248,690
		407,878
Life Sciences Tools & Services 2.8%
Agilent Technologies	1,619,240	115,970
Thermo Fisher Scientific	833,420	236,358
		352,328
Pharmaceuticals 4.4%
Johnson & Johnson	1,202,046	157,624
Merck	729,300	56,113
Pfizer	6,114,500	199,577
Zoetis	1,195,898	140,745
		554,059
Total Health Care		2,189,084
INDUSTRIALS & BUSINESS SERVICES 11.8%
Aerospace & Defense 1.5%
Boeing	468,960	69,941
Northrop Grumman	380,794	115,209
		185,150
Air Freight & Logistics 0.7%
United Parcel Service, Class B	947,220	88,489
		88,489
Airlines 0.1%
Alaska Air Group	575,700	16,390
		16,390

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.0%
Waste Connections	1,561,221	120,995
		120,995
Electrical Equipment 0.2%
Rockwell Automation	172,200	25,987
		25,987
Industrial Conglomerates 3.8%
General Electric	16,060,964	127,524
Honeywell International	1,212,588	162,232
Roper Technologies	608,416	189,710
		479,466
Machinery 2.2%
Deere	218,500	30,188
Fortive	1,290,568	71,226
Illinois Tool Works	584,420	83,058
PACCAR	854,458	52,233
Stanley Black & Decker	360,016	36,002
		272,707
Professional Services 0.6%
Equifax	662,210	79,101
		79,101
Road & Rail 1.7%
JB Hunt Transport Services (1)	797,102	73,516
Union Pacific	984,719	138,885
		212,401
Total Industrials & Business Services		1,480,686
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 0.3%
Cisco Systems	1,057,460	41,569
		41,569
Electronic Equipment, Instruments & Components 1.0%
Amphenol, Class A	857,616	62,503

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
TE Connectivity	1,016,600	64,025
		126,528
IT Services 6.7%
Accenture, Class A	1,230,852	200,949
Automatic Data Processing	660,504	90,278
Fidelity National Information Services	1,432,395	174,236
Visa, Class A (1)	2,338,198	376,730
		842,193
Semiconductors & Semiconductor Equipment 2.2%
Applied Materials	588,800	26,979
Microchip Technology (1)	856,292	58,057
QUALCOMM	357,000	24,151
Texas Instruments	1,652,572	165,141
		274,328
Software 5.2%
Microsoft	4,112,332	648,556
		648,556
Technology Hardware, Storage & Peripherals 3.3%
Apple	1,613,810	410,376
		410,376
Total Information Technology		2,343,550
MATERIALS 5.8%
Chemicals 3.3%
Air Products & Chemicals	776,818	155,061
Ecolab	105,244	16,400
Linde	484,642	83,843
PPG Industries	265,532	22,198
RPM International	1,299,454	77,318
Sherwin-Williams	128,274	58,944
		413,764
Containers & Packaging 2.5%
Avery Dennison	830,350	84,588
Ball	2,772,370	179,262

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Sealed Air	1,793,700	44,322
		308,172
Total Materials		721,936
REAL ESTATE 2.8%
Equity Real Estate Investment Trusts 2.8%
American Tower, REIT	779,752	169,791
Crown Castle International, REIT	997,997	144,111
Equity Residential, REIT	642,636	39,657
Total Real Estate		353,559
UTILITIES 5.3%
Electric Utilities 2.6%
American Electric Power	847,500	67,783
Eversource Energy	908,011	71,016
NextEra Energy	784,154	188,683
		327,482
Gas Utilities 1.1%
Atmos Energy	1,410,304	139,944
		139,944
Multi-Utilities 1.0%
Sempra Energy	1,118,202	126,346
		126,346
Water Utilities 0.6%
American Water Works	546,400	65,327
		65,327
Total Utilities		659,099
Total Common Stocks (Cost $9,339,354)		11,939,797

SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 0.95% (2)(3)	495,052,059	495,052
Total Short-Term Investments (Cost $495,052)		495,052

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 1.28% (2)(3)	1,190,322	11,903
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		11,903
Total Securities Lending Collateral (Cost $11,903)		11,903

Total Investments in Securities 99.6%
(Cost $9,846,309)		$12,446,752
Other Assets Less Liabilities 0.4%		56,018
Net Assets 100.0%		$12,502,770

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2020.
(2)	Affiliated Companies
(3)	Seven-day yield
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2,775
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2,775+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$813,603		¤	¤	$495,052
T. Rowe Price Short-Term
Fund	71,944		¤	¤	11,903
					$506,955^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $2,775 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $506,955.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVIDEND GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE DIVIDEND GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE DIVIDEND GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$11,679,989	$259,808	$—	$11,939,797
Short-Term Investments	495,052	—	—	495,052
Securities Lending Collateral	11,903	—	—	11,903
Total	$12,186,944	$259,808	$—	$12,446,752